Other Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	$ 6,257	$ 4,460	$ 4,925
Rebate receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	798	871	1,375
Federal excise tax receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	4,795	3,079	2,506
Insurance settlement in process
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	0	298	931
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	$ 164	$ 212	$ 113